Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment
Property and Equipment

(3) Property and Equipment

Property and equipment consisted of the following:

		June 30, 2023			December 31, 2022
			Owned			Owned
	Estimated		assets			assets
	Useful	Owned	available to		Owned	available to
	Life	assets	be leased	Total	assets	be leased	Total

	in years	amounts in thousands
Land	NA	$19,643	21,831	41,474	19,643	21,831	41,474
Buildings and improvements	15 – 39	281,450	355,244	636,694	282,314	354,959	637,273
Leasehold improvements	15 – 39	75,860	62,062	137,922	72,455	61,876	134,331
Furniture and equipment	5 – 7	178,063	8,243	186,306	176,227	8,061	184,288
Construction in progress	NA	292	34,711	35,003	886	9,524	10,410
Property and equipment, at cost		$555,308	482,091	1,037,399	551,525	456,251	1,007,776

Depreciation expense was $13.3 million and $13.8 million for the three months ended June 30, 2023 and 2022, respectively, and $26.8 million and $28.7 million for the six months ended June 30, 2023 and 2022, respectively.

(3)Property and Equipment

Property and equipment consisted of the following:

		December 31, 2022			December 31, 2021
	Estimated		Owned			Owned
	Useful		assets			assets
	Life	Owned	available to		Owned	available to
	in years	assets	be leased	Total	assets	be leased	Total

		amounts in thousands
Land	NA	$19,643	21,831	41,474	19,643	21,831	41,474
Buildings and improvements	15 – 39	282,314	354,959	637,273	283,781	353,507	637,288
Leasehold improvements	15 – 39	72,455	61,876	134,331	69,854	59,492	129,346
Furniture and equipment	5 – 7	176,227	8,061	184,288	174,483	7,469	181,952
Construction in progress	NA	886	9,524	10,410	3,774	4,605	8,379
Property and equipment, at cost		$551,525	456,251	1,007,776	551,535	446,904	998,439

Included within property and equipment is capitalized interest of $18.2 million as of December 31, 2022 and 2021. Capitalized interest is recorded as part of an asset’s cost and depreciated over the asset’s useful life.

Depreciation expense for the years ended December 31, 2022 and 2021 was $55.7 million and $56.8 million, respectively.

During the year ended December 31, 2022, the Company recognized approximately $4.8 million of property and equipment impairment losses, allocated entirely to the baseball reportable segment, as a result of hurricane damage at the Braves’ spring training facility located in North Port, Florida.